Liquidity (Tables)	12 Months Ended
Dec. 31, 2018
Financial Liabilities
Schedule of Group Liquidity

€ millions	2018	2017	∆
Cash and cash equivalents	8,627	4,011	4,617
Current time deposits and debt securities	211	774	-563
Group liquidity	8,838	4,785	4,053
Current financial debt	-759	-1,299	540
Non-current financial debt	-10,572	-4,965	-5,607
Financial debt	-11,331	-6,264	-5,067
Net liquidity	-2,493	-1,479	-1,013

Schedule of Cash and Cash Equivalents

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	2,918	0	2,918	2,558	0	2,558
Time deposits	4,117	0	4,117	314	0	314
Money market and other funds	1,195	0	1,195	1,139	0	1,139
Debt securities	400	0	400	0	0	0
Expected credit loss allowance	-3	0	-3	0	0	0
Cash and cash equivalents	8,627	0	8,627	4,011	0	4,011

Schedule of Non-Derivative Financial Debt Investments

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	137	0	137	736	0	736
Debt securities	77	0	77	39	0	39
Financial instruments related to employee benefit plans	0	165	165	0	155	155
Loans and other financial receivables	57	91	147	58	105	163
Expected credit loss allowance	-3	0	-3	0	0	0
Non-derivative financial debt investments	268	256	524	832	260	1,092
Other financial assets	448	1,536	1,984	990	1,155	2,145
Non-derivative financial debt investments as % of other financial assets	60	17	26	84	23	51

Schedule of Financial Debt

€ millions	2018					2017
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	750	9,512	759	9,445	10,204	1,150	4,000	1,149	3,997	5,147
Private placement transactions	0	1,011	0	1,041	1,041	125	965	125	1,005	1,130
Bank loans	9	49	9	49	58	24	0	24	0	24
Financial debt	759	10,572	768	10,536	11,303	1,299	4,965	1,298	5,002	6,301
Financial liabilities			1,125	10,553	11,678			1,561	5,034	6,595
Financial debt as % of financial liabilities			68	100	97			83	99	96

Schedule of Reconciliation of Liabilities Arising From Financial Activities

€ millions	12/31/2017	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2018
			Combinations	Currency	Changes
Current financial debt	1,299	-1,300	7	3	0	750	759
Non-current financial debt	4,965	6,308	0	49	0	-750	10,572
Financial debt (nominal volume)	6,264	5,008	7	51	0	0	11,331
Basis adjustment	62	0	0	-1	-19	0	42
Transaction costs	-26	-48	0	0	0	3	-70
Financial debt (carrying amount)	6,301	4,961	7	50	-19	3	11,303
Accrued interest	34	0	0	-1	0	14	47
Interest rate swaps	-24	0	0	-1	17	0	-7
Total liabilities from financing activities	6,311	4,961	7	48	-1	18	11,343

€ millions	12/31/2016	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2017
			Combinations	Currency	Changes
Current financial debt	1,435	-1,372	-1	-54	0	1,290	1,299
Non-current financial debt	6,390	8	0	-144	0	-1,289	4,965
Financial debt (nominal volume)	7,826	-1,364	-1	-197	0	1	6,264
Basis adjustment	86	0	0	7	-31	0	62
Transaction costs	-32	0	0	0	0	7	-26
Financial debt (carrying amount)	7,880	-1,364	-1	-191	-31	7	6,301
Accrued interest	45	0	0	-2	0	-9	34
Interest rate swaps	-47	0	0	-1	24	0	-24
Total liabilities from financing activities	7,878	-1,364	-1	-194	-7	-2	6,311

Bonds
Financial Liabilities
Schedule of Financial Debt

	2018							2017
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 6 – 2012	2019	99.307%	2.125% (fix)	2.29%		€750	759	768
Eurobond 7 – 2014	2018	100.000%	0.000% (var.)	0.00%		€750	0	750
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	996	995
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	992	991
Eurobond 11 – 2015	2020	100.000%	0.000% (var.)	0.07%		€650	649	649
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	595	594
Eurobond 13 – 2016	2018	100.000%	0.000% (var.)	0.00%		€400	0	400
Eurobond 14 – 2018	2021	100.519%	0.000% (var.)	-0.15%		€500	502	0
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	498	0
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	494	0
Eurobond 17 – 2018	2020	100.024%	0.000% (var.)	-0.01%		€500	500	0
Eurobond 18– 2018	2022	99.654%	0.250% (fix)	0.36%		€900	897	0
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	843	0
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	988	0
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,229	0
Eurobonds							9,942	5,147
USD-bond - 2018	2025	100.000%	3.306% (var.)	3.35%	US$	300	262	0
Bonds							10,204	5,147

Private placements
Financial Liabilities
Schedule of Financial Debt

	2018						2017
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 4 – 2011	2018	3.43% (fix)	3.50%	US$	150	0	125
Tranche 6 – 2012	2020	2.82% (fix)	2.86%	US$	290	251	241
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$	444.5	395	382
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	299	289
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	96	93
Private placements						1,041	1,130